Summary of Significant Accounting Policies - Schedule of Segment (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Total segment revenues	¥ 205,481,904	$ 28,941,521	¥ 179,586,066	¥ 205,179,442
Total adjusted net loss	(146,284,520)		(80,287,511)	(104,184,633)
Depreciation and amortization expenses - Merchandise	(6,107,400)	(860,209)	(3,544,322)	(5,110,730)
Unallocated allowance of accounts receivable, net	(1,978,793)		(5,334,098)	(4,324,627)
Unallocated interest expenses	(12,178,668)		(30,826,950)	(22,842,091)
Unallocated interest income	2,562,605		465,162	9,783
Unallocated foreign currency exchange (loss)/gain, net	(66,798)	(9,408)	671,007	(147,413)
Unallocated other income	421,449	59,360	1,599,746	5,581,534
Unallocated other expenses, net	(10,440,057)	$ (1,470,451)		(266,083,985)
Unallocated changes in fair value of financial instruments	17,101,260		(1,875,889)	(60,764,404)
Total consolidated loss before income tax expenses	(156,970,922)		(119,132,855)	(457,866,566)
Merchandise [Member]
Revenues:
Total segment revenues	205,481,904		177,864,489	191,185,173
Total adjusted net loss	(146,284,520)		(78,972,163)	(96,225,247)
Depreciation and amortization expenses - Merchandise	(6,107,400)		(3,419,130)	(4,232,056)
Fresh Products [Member]
Revenues:
Total segment revenues			1,721,577	13,994,269
Total adjusted net loss			(1,315,348)	(7,959,386)
Depreciation expenses - Fresh products			¥ (125,192)	¥ (878,674)